Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001916241
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41760
Entity Registrant Name	ParaZero Technologies Ltd.
Entity Address, Address Line One	1 Hatachana Street
Entity Address, City or Town	Kfar Saba
Entity Address, Postal Zip Code	4453001
Entity Address, Country	IL
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31